Summary of Land Use Rights, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets [Line Items]
Land use rights	$ 10,580	$ 11,045
Less: accumulated amortization	(977)	(798)
Land use rights, net	$ 9,603	$ 10,247